Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consists of the following:

	December 31,
	2015	2014
Term A loan facility maturing 2019; 2.50% and 2.74% interest rate at December 31, 2015 and December 31, 2014	$143,000	$173,000
Various capital leases; weighted average interest rate of 5.8% and 6.8% at December 31, 2015 and December 31, 2014; principal and interest payable monthly through November 2020	29,866	28,789
Borrowings from foreign revolving credit facilities; 0.6% interest rate at December 31, 2014	—	1,897
Various other notes payable with a weighted average interest rate of 8.5% and 6.5% at December 31, 2015 and December 31, 2014; principal and interest payable monthly through November 2019	112	199
	172,978	203,885
Less current portion	(14,374)	(27,969)
	$158,604	$175,916

Schedule of Minimum Future Maturities of Long-term Debt And Capital Lease Obligations
Minimum future maturities of long-term debt and capital lease obligations as of December 31, 2015 are as follows:

	Long-Term Debt	Capital Lease Obligations
Year ending December 31:
2016	$3,112	$11,262
2017	17,500	9,164
2018	17,500	6,307
2019	105,000	2,595
2020	—	538
Thereafter	—	—
	$143,112	$29,866